Receivables - Accounts receivables-net (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Receivables - Text Details (Detail) [Line Items]
Current trade receivables	€ 4,280	€ 3,805
Connected Care [Member]
Receivables - Text Details (Detail) [Line Items]
Current trade receivables	1,089	1,020
Diagnosis & Treatment [Member]
Receivables - Text Details (Detail) [Line Items]
Current trade receivables	1,905	1,738
Other Segments [member]
Receivables - Text Details (Detail) [Line Items]
Current trade receivables	163	53
Personal Health [Member]
Receivables - Text Details (Detail) [Line Items]
Current trade receivables	€ 1,122	€ 995